Other non-financial liabilities - Summary of Other non-financial liabilities (Parenthetical) (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Categories of non-current financial liabilities [abstract]
Opening balance	₨ 214	$ 3	₨ 225
Released to the statement of profit or loss	(11)	0	(11)
Total	₨ 203	$ 3	₨ 214